TAXES PAYABLE (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 439,771	$ 60,515	¥ 699,601
Income tax payable	440,060	60,554	440,030
Other taxes payable	113,534	15,623	23,375
Total taxes payable	¥ 993,365	$ 136,692	¥ 1,163,006